Condensed Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Net loss	$ (12,025)	$ (28,655)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation	1,639	0
Depreciation	969	679
Amortization of intangible assets	4,151	2,534
Deferred income taxes	3,402	(648)
Asset impairment charges	0	40,600
Pension	(115)	0
Amortization of inventory fair value adjustments	1,619	0
Non-cash loss on extinguishment of debt	4,435	0
Change in fair value of warrant liabilities	2,362	0
Changes in current assets and liabilities:
Accounts receivable	(1,341)	312
Inventories	(4,903)	3,959
Prepaid expenses and other current assets	665	(949)
Accounts payable, accrued liabilities and income taxes	(7,052)	(431)
Other, net	597	(2,791)
Net cash (used in) provided by operating activities	(5,597)	14,610
Investing activities
Capital expenditures	(1,544)	(894)
Acquisitions, net of cash acquired	(186,601)	0
Net cash used in investing activities	(188,145)	(894)
Financing activities
Proceeds from revolving credit facility	25,000	3,500
Repayments of revolving credit facility	(47,855)	(5,000)
Long-term borrowings	375,000	0
Repayments of long-term borrowings	(136,500)	0
Debt issuance costs	(11,589)	0
Funding to Parent, net	0	(12,430)
Net cash provided by (used in) financing activities	204,056	(13,930)
Effect of exchange rate changes on cash and cash equivalents	594	314
Net change in cash and cash equivalents	10,908	100
Cash and cash equivalents, beginning of period	16,898	10,395
Cash and cash equivalents, end of period	27,806	10,495
Supplemental disclosure of cash flow information
Interest paid	4,491	0
Taxes paid, net of refunds	$ 3,535	$ 1,070